Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Schedule of Trade and Other Payables
Financial detail
Trade and other payables consisted of the following:

Trade and other payables - Total	As of
(in € thousands)	2022/12/31	2023/12/31
Trade payables	8,613	10,448
Social security costs payables	4,838	4,188
VAT payables	200	3,139
Taxes payables	316	110
Other payables	1,325	914
TOTAL	15,293	18,799

Trade and other payables - Current	As of
(in € thousands)	2022/12/31	2023/12/31
Trade payables	8,613	10,448
Social security costs payables	4,838	4,188
VAT payables	200	3,139
Taxes payables	316	110
Other payables	877	914
TOTAL	14,845	18,799

Trade and other payables - Non current	As of
(in € thousands)	2022/12/31	2023/12/31
Other payables	448	—
TOTAL	448	—